Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Schedule of Amount Due to Related Party

As of June 30, 2025, amount due to related party was as following:

Name	Amount	Relationship	Note
Breeze	$67,680	The Company is 100% owned and controlled operating subsidiary of Breeze	General and administrative expenses paid on behalf of Pubco. The amount has no fixed repayment terms and has no interest bearing.

 As of December 31, 2024, the amount due to related party was as following:

Name	Amount	Relationship	Note
Breeze	$66,441	The Company is 100% owned and controlled operating subsidiary of Breeze	General and administrative expenses paid on behalf of Pubco. The amount has no fixed repayment terms and has no interest bearing.

During the six months ended June 30, 2025, the Company had the following transactions with related party:

Name	Amount	Relationship	Note
Breeze	$1,239	The Company is 100% owned and controlled operating subsidiary of Breeze	Payment on behalf of Pubco by Breeze
Name	Amount	Relationship	Note
Breeze	$—	The Company is 100% owned and controlled operating subsidiary of Breeze	—